UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31

Date of reporting period: January 1, 2024 – June 30, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

The BeeHive Fund

Semi-Annual Shareholder Report - June 30, 2024

BEEHX

Fund Overview

This semi-annual shareholder report contains important information about the The BeeHive Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.thebeehivefund.com. You can also request this information by contacting us at (866) 684-4915.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The BeeHive Fund	$51	0.98%

How did the Fund perform in the last six months?

In the first half of 2024, the fund increased +6.81%, net of fees, which compared to the S&P 500 benchmark +15.29%. From a sector level, the underperformance was driven by a few factors:

  an underweight allocation to information technology, which meaningfully outperformed the benchmark,

  an overweight to financials and materials, which underperformed the benchmark

Partly offset by:

  an overweight to communication services, which outperformed an underweight to energy and industrials, which underperformed.

Stock selection within communications services, information technology, and consumer also hurt the relative performance, particularly as it related to the performance of several large-cap stocks which the fund does not own as detailed below.

~49% of Jan. to June 2024 S&P 500 Contribution from 5 Stocks
S&P 500, 15.3%
AVGO, 0.5%
LLY, 0.7%
META, 0.9%
AMZN, 0.9%
NVDA, 4.6%
Other 495, 7.7%
BeeHive, 6.8%
Contribution (%)
18.0%
16.0%
14.0%
12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
S&P 500
BEEHX

Top Contributors

Top Detractors

  Microsoft (MSFT)

  Oracle (ORCL)

  JPMorgan Chase & Co. (JPM)

  Chubb (CB)

  Fiserv (FI)

  Apple (APPL)

  Adobe (ADBE)

  Nestle (NSRGY)

  Crown Holdings (CCK)

  Berry Global (BERY)

Total Return Based on a $10,000 Investment

Date	The BeeHive Fund	S&P 500® Index
06/30/14	$10,000	$10,000
09/30/14	$9,666	$10,113
12/31/14	$10,111	$10,612
03/31/15	$10,104	$10,712
06/30/15	$10,304	$10,742
09/30/15	$9,395	$10,051
12/31/15	$9,968	$10,758
03/31/16	$9,697	$10,903
06/30/16	$9,551	$11,171
09/30/16	$10,055	$11,602
12/31/16	$10,577	$12,045
03/31/17	$11,044	$12,776
06/30/17	$11,578	$13,170
09/30/17	$11,793	$13,760
12/31/17	$11,747	$14,675
03/31/18	$11,423	$14,563
06/30/18	$11,369	$15,064
09/30/18	$12,163	$16,225
12/31/18	$10,457	$14,031
03/31/19	$12,237	$15,946
06/30/19	$13,235	$16,633
09/30/19	$13,474	$16,915
12/31/19	$14,250	$18,449
03/31/20	$11,493	$14,834
06/30/20	$13,370	$17,881
09/30/20	$14,795	$19,478
12/31/20	$16,472	$21,844
03/31/21	$17,325	$23,193
06/30/21	$18,501	$25,175
09/30/21	$18,322	$25,322
12/31/21	$19,897	$28,114
03/31/22	$18,808	$26,821
06/30/22	$16,024	$22,503
09/30/22	$14,862	$21,404
12/31/22	$16,112	$23,023
03/31/23	$17,252	$24,749
06/30/23	$18,586	$26,912
09/30/23	$18,099	$26,031
12/31/23	$19,455	$29,075
03/31/24	$20,373	$32,144
06/30/24	$20,780	$33,521

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
The BeeHive Fund	11.80%	9.44%	7.59%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$163,486,113
# of Portfolio Holdings	32
Portfolio Turnover Rate	1%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$602,758

Sector Weightings

(% total investments)*

Real Estate
2.0%
Consumer Discretionary
3.8%
Materials
5.6%
Consumer Staples
9.1%
Health Care
12.4%
Communication Services
15.2%
Financials
23.2%
Information Technology
28.7%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Information Technology	28.7%
Financials	23.2%
Communication Services	15.2%
Health Care	12.4%
Consumer Staples	9.1%
Materials	5.6%
Consumer Discretionary	3.8%
Real Estate	2.0%

* excluding cash equivalents

Top Ten Holdings

(% of investments)*

Microsoft Corp.	13.40%
Apple, Inc.	6.10%
Alphabet, Inc., Class A	5.54%
Oracle Corp.	5.22%
Alphabet, Inc., Class C	5.10%
Thermo Fisher Scientific, Inc.	4.81%
Chubb, Ltd.	4.53%
JPMorgan Chase & Co.	3.95%
Intercontinental Exchange, Inc.	3.63%
Elevance Health, Inc.	3.46%

* excluding cash equivalents

Asset Class Weightings

(% total net investments)

Value	Value
Common Stock	99.1%
Money Market Fund	0.9%

Material Fund Changes

Effective March 1, 2024, the Fund's shareholders approved a new investment advisory agreement between Forum Funds, on behalf of The BeeHive Fund, and Cannell & Spears, LLC.

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.thebeehivefund.com or scan the QR code below.

The BeeHive Fund

Semi-Annual Shareholder Report - June 30, 2024

237S-BEEHX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

BEEHX
Semi-Annual Financials
and Other Information
June 30, 2024 (Unaudited)

Table of Contents
Schedule of Investments 4
Statement of Assets and Liabilities 5
Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Other Information 13

The BeeHive Fund
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.1%
Communication Services - 15.1%
49,235 Alphabet, Inc., Class A $ 8,968,155
45,020 Alphabet, Inc., Class C 8,257,569
98,520 Comcast Corp., Class A 3,858,043
23,184 Take-Two Interactive Software, Inc.
(a)
3,604,880
24,688,647
Consumer Discretionary - 3.7%
13,518 Aptiv PLC
(a)
951,938
15,550 NIKE, Inc., Class B 1,172,003
56,513 Restaurant Brands International, Inc. 3,976,820
6,100,761
Consumer Staples - 9.0%
19,160 Lamb Weston Holdings, Inc. 1,610,973
81,940 Mondelez International, Inc., Class A 5,362,154
49,750 Nestle SA, ADR 5,096,887
99,470 Pernod Ricard SA, ADR 2,695,637
14,765,651
Financials - 23.0%
15,320 Aon PLC, Class A 4,497,646
11,720 Berkshire Hathaway, Inc., Class B
(a)
4,767,696
28,802 Chubb, Ltd. 7,346,814
55,653 Fidelity National Information Services, Inc. 4,194,010
30,613 Fiserv, Inc.
(a)
4,562,562
42,950 Intercontinental Exchange, Inc. 5,879,425
31,610 JPMorgan Chase & Co. 6,393,439
37,641,592
Health Care - 12.3%
15,000 Danaher Corp. 3,747,750
10,352 Elevance Health, Inc. 5,609,335
27,800 Illumina, Inc.
(a)
2,901,764
14,100 Thermo Fisher Scientific, Inc. 7,797,300
20,056,149
Information Technology - 28.5%
8,204 Adobe, Inc.
(a)
4,557,650
8,500 Analog Devices, Inc. 1,940,210
46,920 Apple, Inc. 9,882,291
48,576 Microsoft Corp. 21,711,043
59,860 Oracle Corp. 8,452,232
46,543,426
Materials - 5.5%
61,030 Berry Global Group, Inc. 3,591,615
37,223 Crown Holdings, Inc. 2,769,019
22,217 Franco-Nevada Corp. 2,633,159
8,993,793
Real Estate - 2.0%
28,530 Prologis, Inc. REIT 3,204,204
Total Common Stock (Cost $62,938,032) 161,994,223
Shares Security Description Value
Money Market Fund - 0.9%
1,490,439 First American Treasury Obligations Fund,
Class X, 5.21%
(b)
(Cost $1,490,439) 1,490,439
Investments, at value - 100.0% (Cost $64,428,471) $ 163,484,662
Other Assets & Liabilities, Net - 0.0% 1,451
Net Assets - 100.0% $ 163,486,113
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 163,484,662
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 163,484,662
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 15.1%
Consumer Discretionary 3.7%
Consumer Staples 9.0%
Financials 23.0%
Health Care 12.3%
Information Technology 28.5%
Materials 5.5%
Real Estate 2.0%
Money Market Fund 0.9%
100.0%

The BeeHive Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $64,428,471) $ 163,484,662
Receivables:
Dividends 139,793
Prepaid expenses 12,025
Total Assets
163,636,480
LIABILITIES
Accrued Liabilities:
Investment advisor fees 102,049
Fund services fees 19,820
Other expenses 28,498
Total Liabilities
150,367
NET ASSETS
$ 163,486,113
COMPONENTS OF NET ASSETS
Paid-in capital $ 63,844,019
Distributable Earnings 99,642,094
NET ASSETS
$ 163,486,113
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,444,146
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 21.96

The BeeHive Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $67,702) $ 935,887
Interest income 213,755
Total Investment Income
1,149,642
EXPENSES
Investment advisor fees 605,733
Fund services fees 114,762
Custodian fees 8,196
Registration fees 4,884
Professional fees 32,951
Trustees' fees and expenses 5,975
Other expenses 26,651
Total Expenses 799,152
Fees waived and expenses reimbursed
(2,975)
Net Expenses
796,177
NET INVESTMENT INCOME
353,465
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 196,621
Net change in unrealized appreciation (depreciation) on investments
10,189,150
NET REALIZED AND UNREALIZED GAIN
10,385,771
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 10,739,236

The BeeHive Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2024
For the Year
Ended
December 31, 2023
OPERATIONS
Net investment income $ 353,465 $ 937,734
Net realized gain 196,621 3,826,151
Net change in unrealized appreciation (depreciation) 10,189,150 23,290,556
Increase in Net Assets Resulting from Operations
10,739,236 28,054,441
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (4,469,001)
CAPITAL SHARE TRANSACTIONS
Sale of shares 4,242,723 965,291
Reinvestment of distributions – 3,908,031
Redemption of shares
(11,449,544) (4,557,308)
Increase (Decrease) in Net Assets from Capital Share Transactions
(7,206,821) 316,014
Increase in Net Assets
3,532,415 23,901,454
NET ASSETS
Beginning of Period
159,953,698 136,052,244
End of Period
$ 163,486,113 $ 159,953,698
SHARE TRANSACTIONS
Sale of shares 197,232 50,733
Reinvestment of distributions – 192,003
Redemption of shares
(533,652) (229,734)
Increase (Decrease) in Shares
(336,420) 13,002

The BeeHive Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2024
For the Years Ended December 31,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of
Period
$ 20.56 $ 17.52 $ 22.09 $ 19.32 $ 17.00 $ 13.10
INVESTMENT OPERATIONS
Net investment income (a) 0.05 0.12 0.02 0.02 0.04 0.24
Net realized and unrealized gain
(loss)
1.35 3.51 (4.21) 3.97 2.61 4.50
Total from Investment Operations
1.40 3.63 (4.19) 3.99 2.65 4.74
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.12) (0.02) (0.02) (0.04) (0.24)
Net realized gain
– (0.47) (0.36) (1.20) (0.29) (0.60)
Total Distributions to Shareholders
– (0.59) (0.38) (1.22) (0.33) (0.84)
NET ASSET VALUE, End of
Period
$ 21.96 $ 20.56 $ 17.52 $ 22.09 $ 19.32 $ 17.00
TOTAL RETURN
6.81%(b) 20.75% (19.02)% 20.79% 15.59% 36.28%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 163,486 $ 159,954 $ 136,052 $ 175,595 $ 149,688 $ 134,415
Ratios to Average Net Assets: (c)
Net investment income 0.44%(d) 0.62% 0.12% 0.08% 0.23% 1.49%
Net expenses 0.98%(d) 0.98% 0.98% 0.97%(e) 0.98% 0.98%
Gross expenses 0.99%(d)(f) 0.99%(f) 0.98% 0.97% 0.99%(f) 0.98%(f)
PORTFOLIO TURNOVER RATE 1%(b) 6% 14% 14% 22% 10%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(d) Annualized.
(e) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Note 1. Organization
The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Advisor’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2024, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed. As of June 30, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparties to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Advisor – Cannell & Spears, LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)
(the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a
Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the Act.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee up to 0.25% of the Fund’s average daily net assets. The Fund has suspended payments under its Rule 12b-1 plan until further notice and has not paid any distribution fees to date. The Fund may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit Committee
Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% of the Fund’s average daily net assets through December 31, 2025 (the “Expense Cap”).
The Advisor may recoup from the Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if the recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (i.e., after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/
reimbursed. As of June 30, 2024 , $13,317 is subject to recapture by the Advisor. Refer to the Statement of Operations to see what was recouped during the period.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2024 totaled $11,298,919 and $1,971,476, respectively.
Note 6. Federal Income Tax
As of June 30, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of December 31, 2023 , distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales.
Gross Unrealized Appreciation $ 100,287,786
Gross Unrealized Depreciation (1,231,595)
Net Unrealized Appreciation $ 99,056,191
Undistributed Long-Term Gain
$ 55,796
Net Unrealized Appreciation
88,847,062
Total
$ 88,902,858

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

The BeeHive Fund
OTHER INFORMATION
June 30, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
At a special meeting of shareholders, held on March 1, 2024, shares were voted as follows on the proposals presented to shareholders:
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A
Matter For Against Abstain
To approve an Investment Advisory Agreement between Forum Funds, on behalf of
The BeeHive Fund, and Cannell & Spears, LLC. 5,848,293 (100%) 7 (0.00%) 0

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.
237-SAR-0624

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of financial statements filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 28, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 28, 2024